Leases - Additional Information (Details) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2019 CNY (¥)	Dec. 31, 2019 USD ($)
Lessee Disclosure [Abstract]
Operating lease's weighted average remaining lease term	9 years 9 months 18 days	9 years 9 months 18 days
Operating lease's weighted average discount rate	5.42%	5.42%
Finance lease's weighted average remaining lease term	3 years	3 years
Finance lease's weighted average discount rate	5.50%	5.50%
Interest expense for finance lease	¥ 0	$ 0
Capitalized lease cost	¥ 0